Property, plant and equipment (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Estimated Useful Lives Assigned to Principal Categories of Assets

Estimated useful economic lives The estimated useful lives assigned to principal categories of assets are as follows:

Land and buildings
– Freehold buildings	14 to 50 years
– Short-term leasehold improvements	Shorter of 10 years or lease term
– Leasehold land and buildings	Unexpired portion of lease or 40 years, whichever is the shorter

Network infrastructure
Transmission equipment
– Duct	40 years
– Cable	3 to 25 years
– Fibre	5 to 20 years
Exchange equipment	2 to 13 years
Other network equipment	2 to 20 years

Other assets
– Motor vehicles	2 to 9 years
– Computers and office equipment	3 to 7 years

Summary of the Carrying Values of Software, Property, Plant and Equipment

	Land and buildings[a] £m	Network infrastructure £m	Other[b] £m	Assets in course of construction £m	Total £m
Cost
At 31 March 2018	1,262	50,783	1,914	1,118	55,077
Additions[c]	12	97	119	3,034	3,262
Transfers	13	2,988	18	(3,063)	(44)
Disposals and adjustments (restated)[d]	4	(1,943)	(333)	102	(2,170)
Transfer to assets held for sale[d]	(182)	—	—	—	(182)
Exchange differences	(2)	(32)	4	—	(30)
At 31 March 2019	1,107	51,893	1,722	1,191	55,913
Reclassification of assets held under finance leases[a]	(81)	—	—	—	(81)
At 1 April 2019	1,026	51,893	1,722	1,191	55,832
Additions[c]	7	83	69	2,978	3,137
Transfers	25	3,244	17	(3,295)	(9)
Disposals and adjustments[d]	(55)	(1,132)	(130)	42	(1,275)
Transfer to assets held for sale[e]	(69)	(255)	(24)	—	(348)
Exchange differences	11	60	8	—	79
At 31 March 2020	945	53,893	1,662	916	57,416
Accumulated depreciation
At 31 March 2018	773	35,790	1,558	—	38,121
Charge for the year	51	2,236	105	—	2,392
Transfers	1	(4)	—	—	(3)
Disposals and adjustments (restated)[d]	(11)	(1,940)	(296)	—	(2,247)
Transfer to assets held for sale[d]	(93)	—	—	—	(93)
Exchange differences	(1)	(30)	4	—	(27)
At 31 March 2019	720	36,052	1,371	—	38,143
Reclassification of assets held under finance leases[a]	(47)	—	—	—	(47)
At 1 April 2019	673	36,052	1,371	—	38,096
Charge for the year	49	2,318	85	—	2,452
Transfers	1	—	(1)	—	—
Disposals and adjustments[d]	(68)	(1,128)	(91)	—	(1,287)
Transfer to assets held for sale[e]	(55)	(216)	(22)	—	(293)
Exchange differences	10	54	8	—	72
At 31 March 2020	610	37,080	1,350	—	39,040

Carrying amount
At 31 March 2020	335	16,813	312	916	18,376
Engineering stores	—	—	—	98	98
Total at 31 March 2020	335	16,813	312	1,014	18,474
At 31 March 2019	387	15,841	351	1,191	17,770
Engineering stores	—	—	—	65	65
Total at 31 March 2019	387	15,841	351	1,256	17,835

[a]
The carrying amount of the land and buildings class of asset recognised at 31 March 2019 included £34m in respect of assets held under finance leases. The depreciation expense on those assets in 2018/19 was £2m. On adoption of IFRS 16 on 1 April 2019 these assets were reclassified to right-of-use assets. See note 1

[b]	Other mainly comprises motor vehicles, computers and fixtures and fittings.

[c]	Net of grant deferral of £98m (2018/19: £63m).

[d]
Fully depreciated assets in the group’s fixed asset registers were reviewed during the year, as part of the group’s annual asset verification exercise, and certain assets that were no longer in use have been written off, reducing cost and accumulated depreciation by £0.7bn (2018/19: £1.9bn). Disposals and adjustments include adjustments resulting from changes in assumptions used in calculating lease-end obligations where the corresponding asset is capitalised. The 2018/19 comparative has been re-presented to split out the reclassification of the carrying amount of BT Centre property to 'transfer to assets held for sale' (£89m) presented within 'disposals and adjustments' in the prior period.

[e]
Transfers to assets held for sale during 2019/20 relate to our domestic operations in France, our domestic operations in Spain and selected domestic operations and infrastructure in 16 countries in Latin America. On reclassification to held for sale, assets associated with the France and Latin America disposals were impaired by £18m. See note 23.

Summary of Property Plant and Equipment

At 31 March	2020	2019
	£m	£m
The carrying amount of land and buildings, including leasehold improvements, comprised:
Freehold	105	158
Leasehold	230	229
Total land and buildings	335	387